BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.0%
Verizon Communications Inc.	294,762	$18,098,387

Entertainment - 0.4%
Electronic Arts Inc.	20,800	2,236,208	*

Media - 2.7%
Comcast Corp., Class A Shares	323,512	14,548,335
Interpublic Group of Cos. Inc.	23,223	536,451
Omnicom Group Inc.	15,529	1,258,159

Total Media		16,342,945

TOTAL COMMUNICATION SERVICES		36,677,540

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.5%
Aptiv PLC	18,016	1,710,979
BorgWarner Inc.	14,736	639,248
Gentex Corp.	17,052	494,167

Total Auto Components		2,844,394

Automobiles - 1.0%
Ford Motor Co.	277,478	2,580,546
General Motors Co.	86,567	3,168,352
Harley-Davidson Inc.	11,065	411,507

Total Automobiles		6,160,405

Distributors - 0.3%
Genuine Parts Co.	10,364	1,100,968
LKQ Corp.	21,800	778,260	*

Total Distributors		1,879,228

Diversified Consumer Services - 0.1%
H&R Block Inc.	12,398	291,105

Hotels, Restaurants & Leisure - 0.5%
Hyatt Hotels Corp., Class A Shares	2,346	210,460
Norwegian Cruise Line Holdings Ltd.	15,123	883,334	*
Royal Caribbean Cruises Ltd.	12,660	1,690,237

Total Hotels, Restaurants & Leisure		2,784,031

Household Durables - 0.9%
DR Horton Inc.	26,293	1,386,956
Lennar Corp., Class A Shares	19,921	1,111,393
Mohawk Industries Inc.	5,100	695,538	*
Newell Brands Inc.	30,200	580,444
PulteGroup Inc.	18,223	707,052
Toll Brothers Inc.	10,082	398,340
Whirlpool Corp.	4,500	663,885

Total Household Durables		5,543,608

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report	1

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 0.3%
eBay Inc.	57,900	$2,090,769

Leisure Products - 0.1%
Polaris Inc.	4,332	440,564

Multiline Retail - 0.7%
Target Corp.	32,854	4,212,211

Specialty Retail - 0.8%
AutoZone Inc.	1,717	2,045,479	*
Best Buy Co. Inc.	18,613	1,634,222
CarMax Inc.	10,996	964,019	*
Williams-Sonoma Inc.	5,500	403,920

Total Specialty Retail		5,047,640

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	3,299	386,709
Skechers U.S.A. Inc., Class A Shares	8,300	358,477	*

Total Textiles, Apparel & Luxury Goods		745,186

TOTAL CONSUMER DISCRETIONARY		32,039,141

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Molson Coors Brewing Co., Class B Shares	9,849	530,861

Food & Staples Retailing - 0.0%
US Foods Holding Corp.	5,772	241,789	*

Food Products - 1.6%
Archer-Daniels-Midland Co.	39,705	1,840,327
Campbell Soup Co.	18,182	898,554
JM Smucker Co.	6,708	698,504
Kellogg Co.	24,311	1,681,349
Kraft Heinz Co.	87,100	2,798,523
Tyson Foods Inc., Class A Shares	17,739	1,614,959

Total Food Products		9,532,216

Tobacco - 1.6%
Philip Morris International Inc.	109,743	9,338,032

TOTAL CONSUMER STAPLES		19,642,898

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	133,285	$16,062,175
ConocoPhillips	70,000	4,552,100
Exxon Mobil Corp.	282,058	19,682,007
HollyFrontier Corp.	11,600	588,236
Noble Energy Inc.	31,900	792,396
Phillips 66	31,646	3,525,681
Valero Energy Corp.	29,300	2,743,945

TOTAL ENERGY		47,946,540

FINANCIALS - 33.0%
Banks - 17.1%
Bank of America Corp.	640,298	22,551,295
Citigroup Inc.	156,413	12,495,835
Citizens Financial Group Inc.	30,998	1,258,829
Commerce Bancshares Inc.	7,988	542,705
Cullen/Frost Bankers Inc.	4,071	398,062
Huntington Bancshares Inc.	73,554	1,109,194
JPMorgan Chase & Co.	216,623	30,197,246
KeyCorp	70,188	1,420,605
M&T Bank Corp.	9,362	1,589,199
PNC Financial Services Group Inc.	31,262	4,990,353
Popular Inc.	6,913	406,139
Regions Financial Corp.	68,893	1,182,204
Signature Bank	3,596	491,250
SVB Financial Group	3,700	928,848	*
US Bancorp	111,336	6,601,111
Wells Fargo & Co.	301,411	16,215,912
Western Alliance Bancorp	7,300	416,100
Zions Bancorp NA	12,143	630,465

Total Banks		103,425,352

Capital Markets - 5.6%
Ameriprise Financial Inc.	9,976	1,661,802
Bank of New York Mellon Corp.	65,660	3,304,668
BlackRock Inc.	9,450	4,750,515
Charles Schwab Corp.	75,575	3,594,347
Eaton Vance Corp.	8,000	373,520
Franklin Resources Inc.	31,113	808,316
Goldman Sachs Group Inc.	25,222	5,799,294
LPL Financial Holdings Inc.	5,757	531,083
Morgan Stanley	115,331	5,895,721
Northern Trust Corp.	15,113	1,605,605
Raymond James Financial Inc.	9,939	889,143
SEI Investments Co.	8,895	582,445
State Street Corp.	26,000	2,056,600
T Rowe Price Group Inc.	16,629	2,026,077

Total Capital Markets		33,879,136

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report	3

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Consumer Finance - 2.8%
Ally Financial Inc.	27,063	$827,045
American Express Co.	58,257	7,252,414
Capital One Financial Corp.	33,200	3,416,612
Credit Acceptance Corp.	1,353	598,473	*
Discover Financial Services	23,067	1,956,543
OneMain Holdings Inc.	9,600	404,640
Santander Consumer USA Holdings Inc.	24,233	566,325
Synchrony Financial	46,020	1,657,180

Total Consumer Finance		16,679,232

Diversified Financial Services - 0.3%
AXA Equitable Holdings Inc.	33,200	822,696
Jefferies Financial Group Inc.	22,344	477,491
Voya Financial Inc.	10,713	653,279

Total Diversified Financial Services		1,953,466

Insurance - 7.1%
Aflac Inc.	52,328	2,768,151
Alleghany Corp.	1,112	889,122	*
Allstate Corp.	23,056	2,592,647
American Financial Group Inc.	10,411	1,141,566
American International Group Inc.	61,979	3,181,382
Arch Capital Group Ltd.	28,857	1,237,677	*
Assurant Inc.	4,200	550,536
Athene Holding Ltd., Class A Shares	10,256	482,340	*
Chubb Ltd.	32,372	5,039,026
Cincinnati Financial Corp.	9,967	1,048,030
Everest Re Group Ltd.	2,705	748,852
Fidelity National Financial Inc.	13,797	625,694
Globe Life Inc.	16,545	1,741,361
Hanover Insurance Group Inc.	2,500	341,675
Hartford Financial Services Group Inc.	21,462	1,304,246
Lincoln National Corp.	12,915	762,114
Loews Corp.	21,204	1,112,998
Markel Corp.	937	1,071,150	*
MetLife Inc.	65,557	3,341,440
Old Republic International Corp.	15,300	342,261
Principal Financial Group Inc.	19,784	1,088,120

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Insurance - (continued)
Progressive Corp.	29,031	$2,101,554
Prudential Financial Inc.	28,658	2,686,401
Reinsurance Group of America Inc.	4,441	724,150
Travelers Cos. Inc.	37,750	5,169,863
WR Berkley Corp.	11,243	776,891

Total Insurance		42,869,247

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp Inc.	33,384	401,276

TOTAL FINANCIALS		199,207,709

HEALTH CARE - 14.8%
Biotechnology - 2.6%
Amgen Inc.	42,381	10,216,788
Gilead Sciences Inc.	90,146	5,857,687

Total Biotechnology		16,074,475

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	14,666	1,246,903
Anthem Inc.	17,900	5,406,337
Cardinal Health Inc.	20,847	1,054,441
DaVita Inc.	9,900	742,797	*
Encompass Health Corp.	7,000	484,890
HCA Healthcare Inc.	24,165	3,571,829
Henry Schein Inc.	10,502	700,693	*
Humana Inc.	8,400	3,078,768
Laboratory Corp. of America Holdings	6,880	1,163,890	*
McKesson Corp.	12,779	1,767,591
Quest Diagnostics Inc.	9,668	1,032,446
Universal Health Services Inc., Class B Shares	5,700	817,722

Total Health Care Providers & Services		21,068,307

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories Inc., Class A Shares	1,659	613,880	*

Pharmaceuticals - 8.6%
Jazz Pharmaceuticals PLC	3,960	591,149	*
Johnson & Johnson	187,626	27,369,004
Merck & Co. Inc.	181,547	16,511,700
Perrigo Co. PLC	9,700	501,102
Pfizer Inc.	179,351	7,026,972

Total Pharmaceuticals		51,999,927

TOTAL HEALTH CARE		89,756,589

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report	5

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.2%
Aerospace & Defense - 3.3%
General Dynamics Corp.	20,569	$3,627,343
Huntington Ingalls Industries Inc.	2,956	741,601
Lockheed Martin Corp.	20,075	7,816,804
Northrop Grumman Corp.	11,990	4,124,200
Raytheon Co.	15,683	3,446,183

Total Aerospace & Defense		19,756,131

Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc.	9,145	715,139
United Parcel Service Inc., Class B Shares	50,003	5,853,351

Total Air Freight & Logistics		6,568,490

Airlines - 1.2%
Alaska Air Group Inc.	8,805	596,539
Delta Air Lines Inc.	46,069	2,694,115
JetBlue Airways Corp.	20,357	381,083	*
Southwest Airlines Co.	37,463	2,022,252
United Airlines Holdings Inc.	18,042	1,589,320	*

Total Airlines		7,283,309

Building Products - 0.4%
AO Smith Corp.	7,200	343,008
Fortune Brands Home & Security Inc.	9,864	644,514
Masco Corp.	20,195	969,158
Owens Corning	7,641	497,582

Total Building Products		2,454,262

Construction & Engineering - 0.2%
AECOM	10,536	454,418	*
Quanta Services Inc.	10,200	415,242

Total Construction & Engineering		869,660

Electrical Equipment - 1.2%
Acuity Brands Inc.	2,864	395,232
Eaton Corp. PLC	29,405	2,785,242
Emerson Electric Co.	37,848	2,886,288
Hubbell Inc.	3,821	564,820
Sensata Technologies Holding PLC	11,403	614,280	*

Total Electrical Equipment		7,245,862

Machinery - 3.5%
AGCO Corp.	5,330	411,743
Allison Transmission Holdings Inc.	8,532	412,266
Caterpillar Inc.	39,361	5,812,833
Crane Co.	2,638	227,870

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Machinery - (continued)
Cummins Inc.	10,955	$1,960,507
Deere & Co.	22,420	3,884,489
Dover Corp.	8,911	1,027,082
Lincoln Electric Holdings Inc.	3,900	377,247
Oshkosh Corp.	4,817	455,929
PACCAR Inc.	24,713	1,954,798
Parker-Hannifin Corp.	9,216	1,896,837
Pentair PLC	10,434	478,608
Snap-on Inc.	3,821	647,277
Stanley Black & Decker Inc.	10,205	1,691,377

Total Machinery		21,238,863

Professional Services - 0.1%
ManpowerGroup Inc.	4,164	404,324
Robert Half International Inc.	7,143	451,081

Total Professional Services		855,405

Road & Rail - 0.8%
AMERCO	1,370	514,873
CSX Corp.	55,400	4,008,744
Knight-Swift Transportation Holdings Inc.	12,149	435,420

Total Road & Rail		4,959,037

Trading Companies & Distributors - 0.4%
HD Supply Holdings Inc.	10,480	421,506	*
United Rentals Inc.	5,238	873,541	*
W.W. Grainger Inc.	3,814	1,291,115

Total Trading Companies & Distributors		2,586,162

TOTAL INDUSTRIALS		73,817,181

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.1%
Juniper Networks Inc.	23,635	582,130

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics Inc.	5,770	488,950	*

IT Services - 1.9%
Cognizant Technology Solutions Corp., Class A Shares	34,500	2,139,690
International Business Machines Corp.	59,192	7,934,096
Leidos Holdings Inc.	8,795	860,942
Western Union Co.	28,197	755,116

Total IT Services		11,689,844

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report	7

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials Inc.	56,808	$3,467,560
Broadcom Inc.	27,937	8,828,651
Intel Corp.	309,946	18,550,268
Lam Research Corp.	8,387	2,452,359
Micron Technology Inc.	78,100	4,200,218	*
ON Semiconductor Corp.	28,904	704,680	*
Qorvo Inc.	7,889	916,938	*
Skyworks Solutions Inc.	11,944	1,443,791

Total Semiconductors & Semiconductor Equipment		40,564,465

Software - 2.1%
CDK Global Inc.	7,530	411,740
Oracle Corp.	233,069	12,347,996

Total Software		12,759,736

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	92,168	1,461,784
NetApp Inc.	16,100	1,002,225
Xerox Holdings Corp.	13,686	504,603

Total Technology Hardware, Storage & Peripherals		2,968,612

TOTAL INFORMATION TECHNOLOGY		69,053,737

MATERIALS - 1.9%
Chemicals - 0.9%
Celanese Corp.	8,605	1,059,447
Eastman Chemical Co.	9,760	773,578
FMC Corp.	9,284	926,729
Huntsman Corp.	14,200	343,072
LyondellBasell Industries NV, Class A Shares	27,710	2,618,041

Total Chemicals		5,720,867

Containers & Packaging - 0.6%
Avery Dennison Corp.	4,737	619,694
Crown Holdings Inc.	9,700	703,638	*
International Paper Co.	27,923	1,285,854
Packaging Corp. of America	6,745	755,373
Sonoco Products Co.	5,752	355,013

Total Containers & Packaging		3,719,572

Metals & Mining - 0.4%
Nucor Corp.	21,625	1,217,055
Reliance Steel & Aluminum Co.	4,412	528,381
Steel Dynamics Inc.	15,400	524,216

Total Metals & Mining		2,269,652

TOTAL MATERIALS		11,710,091

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
CBRE Group Inc., Class A Shares		23,886	$1,463,973	*
Howard Hughes Corp.		892	113,106	*

TOTAL REAL ESTATE			1,577,079

UTILITIES - 2.0%
Electric Utilities - 1.0%
American Electric Power Co. Inc.		28,563	2,699,489
Evergy Inc.		16,300	1,060,967
Eversource Energy		17,568	1,494,510
OGE Energy Corp.		10,171	452,304
Pinnacle West Capital Corp.		6,680	600,732

Total Electric Utilities			6,308,002

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.		32,232	641,417
NRG Energy Inc.		17,800	707,550
Vistra Energy Corp.		34,400	790,856

Total Independent Power and Renewable Electricity Producers			2,139,823

Multi-Utilities - 0.6%
Public Service Enterprise Group Inc.		36,004	2,126,036
WEC Energy Group Inc.		18,807	1,734,570

Total Multi-Utilities			3,860,606

TOTAL UTILITIES			12,308,431

TOTAL COMMON STOCKS (Cost - $456,798,183)			593,736,936

INVESTMENTS IN UNDERLYING FUNDS - 1.1%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $6,471,695)		49,467	6,751,256

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $463,269,878)			600,488,192

RATE
SHORT-TERM INVESTMENTS - 0.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $3,619,075)	1.469%	3,619,075	3,619,075

TOTAL INVESTMENTS - 99.9% (Cost - $466,888,953)			604,107,267
Other Assets in Excess of Liabilities - 0.1%			361,617

TOTAL NET ASSETS - 100.0%			$604,468,884

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report	9

BRANDYWINEGLOBAL — DIVERSIFIED US LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

11

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$593,736,936	—	—	$593,736,936
Investments in Underlying Funds	6,751,256	—	—	6,751,256

Total Long-Term Investments	600,488,192	—	—	600,488,192

Short-Term Investments†	3,619,075	—	—	3,619,075

Total Investments	$604,107,267	—	—	$604,107,267

†	See Schedule of Investments for additional detailed categorizations.

13